ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 1) ¥ in Thousands, $ in Thousands	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2013 CNY (¥)	Sep. 30, 2012 CNY (¥)
Current Assets
Cash and cash equivalents	$ 10,379	¥ 66,025	$ 7,273	¥ 46,268	¥ 131,978	¥ 152,789
Accounts receivable	322	2,051		1,021
Advances to suppliers	1,648	10,484		17,751
Advances to growers	3,269	20,796		20,759
Inventories	69,099	439,562		516,368
Income tax recoverable	8	48		48
Other current assets	753	4,793		4,368
Total current assets	85,478	543,759		624,951
Restricted cash	3,188	20,280		0
Land use rights, net	4,987	31,722		31,799
Plant and equipment, net	51,075	324,905		338,526
Goodwill	1,882	11,973		11,973	¥ 11,973	¥ 11,973
Acquired intangible assets, net	4,935	31,390		34,891
Other assets	484	3,079		4,009
Total assets	154,972	985,829		1,064,870
Current liabilities
Short-term borrowings	34,584	220,000		225,000
Current portion of long-term borrowings	3,773	24,000		33,805
Accounts payable	690	4,389		4,525
Due to growers	2,725	17,337		17,943
Due to related parties	6,647	42,284		11,711
Advance from customers	41,587	264,547		324,645
Deferred revenues	1,768	11,248		19,029
Income tax payable	6	37		0
Other payables and accrued expenses	7,907	50,298		67,953
Total current liabilities	99,687	634,140		704,611
Long-term borrowings	6,441	40,972		31,023
Other long-term liability	3,134	19,939		19,649
Total liabilities	109,262	695,051		755,283
Variable Interest Entity [Member]
Current Assets
Cash and cash equivalents	10,240	65,138		41,987
Restricted cash	0	0		15,670
Accounts receivable	322	2,051		1,021
Due from related parties	0	0		2,698
Advances to suppliers	3,269	20,796		17,720
Advances to growers	1,648	10,483		20,759
Inventories	69,092	439,518		516,323
Income tax recoverable	8	49		49
Other current assets	675	4,292		4,347
Total current assets	85,254	542,327		620,574
Restricted cash	3,188	20,280		0
Land use rights, net	4,987	31,722		31,799
Plant and equipment, net	51,061	324,812		338,345
Equity investments	2,943	18,721		18,721
Goodwill	1,882	11,973		11,973
Acquired intangible assets, net	3,552	22,593		25,303
Other assets	484	3,079		4,009
Total assets	153,351	975,507		1,050,724
Current liabilities
Short-term borrowings	34,584	220,000		212,695
Current portion of long-term borrowings	3,773	24,000		33,805
Accounts payable	690	4,386		4,522
Due to growers	2,725	17,337		17,943
Due to related parties	6,407	40,757		10,234
Advance from customers	41,527	264,168		324,265
Deferred revenues	1,768	11,248		19,029
Income tax payable	6	37		0
Other payables and accrued expenses	7,835	49,845		67,578
Total current liabilities	99,315	631,778		690,071
Long-term borrowings	4,248	27,023		31,023
Other long-term liability	3,134	19,939		19,649
Total liabilities	$ 106,697	¥ 678,740		¥ 740,743